INVESTMENTS IN EQUITY AND COST INVESTEES (Tables)	12 Months Ended
Jun. 30, 2012
Equity and Cost Method Investments [Abstract]
Schedule Of Long Term Investments Accounted For Equity Method Or Cost Method [Table Text Block]

The following long-term investments were accounted for under either the equity method or cost method.

June 30, 2012	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits	Advance to investee company	Total

Equity method
China Techenergy Co., Ltd.	40.00%	$5,691,790	$943,733	$46,610	$6,682,133
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	837,348	2,421,214	-	3,258,562
Beijing IPE Biotechnology Co., Ltd. (“IPE”)	23.39%	1,559,290	1,354,973	-	2,914,263
New Huake Electric Technology Co., Ltd.	37.50%	237,158	(237,158)	-	-
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	474,316	(248,345)	-	225,971
		$8,799,902	$4,234,417	$46,610	$13,080,929

Cost method
Shenhua Hollysys Information Technology Co., Ltd.	20.00%	$1,505,385	$-	$-	$1,505,385
Zhongjijing Investment Consulting Co., Ltd.	5.00%	316,211	-	-	316,211
Heilongjiang Ruixing Technology Co., Ltd.	8.31%	1,080,179	-	-	1,080,179
Zhejiang Sanxin Engineering Co., Ltd.	6.00%	94,863	-	-	94,863
		$2,996,638	$-	$-	$2,996,638

June 30, 2011	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits	Advance to investee company	Total

Equity method
China Techenergy Co., Ltd.	50.00%	$6,953,458	$2,994,512	$45,554	$9,993,524
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	818,367	2,020,888	-	2,839,255
New Huake Electric Technology Co., Ltd.	37.50%	231,782	(92,350)	-	139,432
Beijing IPE Biotechnology Co., Ltd.	23.39%	1,523,944	1,099,935	-	2,623,879
		$9,527,551	$6,022,985	$45,554	$15,596,090

Cost method
Shenhua Hollysys Information Technology Co., Ltd.	20.00%	$1,471,261	$-	$-	$1,471,261
Hollysys Equipment Technology Co., Ltd.	20.00%	46,356	-	-	46,356
Zhejiang Sanxin Engineering Co., Ltd.	6.00%	92,713	-	-	92,713
Zhongjijing Investment Consulting Co., Ltd.	5.00%	309,043	-	-	309,043
Heilongjiang Ruixing Technology Co., Ltd.	8.31%	1,055,689	-	-	1,055,689
		$2,975,062	$-	$-	$2,975,062